GCAT 2024-NQM2 ABS-15G

Exhibit 99.3

Client Name:
Client Project Name:	GCAT 2024-NQM2
Start - End Dates:	2/7/2024 - 3/14/2024
Deal Loan Count:	22

Loan Level Tape Compare Upload

Loans in Report	22
Loan Number	Borrower Last Name	Field Name	Tape Data	Reviewer Data
122266901	XXXXXX	Debt to Income Ratio (Back)	33.8300	30.4469
122295730	XXXXXX	Borrower 1 Total Income	49069.50	49069.74
122295242	XXXXXX	Borrower 1 Total Income	78891.00	78891.26
122287467	XXXXXX	Borrower 1 Total Income	15406.00	15406.34
122207974	XXXXXX	Borrower 1 Total Income	46557.00	46557.24
122266696	XXXXXX	Debt to Income Ratio (Back)	34.7000	30.0678
122213087	XXXXXX	Representative Credit Score for Grading	717	731
122205959	XXXXXX	Borrower 1 Total Income	30289.00	30288.58
122216333	XXXXXX	Borrower 1 Total Income	16492.00	16491.67
122287699	XXXXXX	Borrower 1 Total Income	28166.00	28165.50
122292539	XXXXXX	Original P&I	XXXXXX	XXXXXX
122283813	XXXXXX	Borrower 1 First Time Home Buyer	Yes	No

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